Elizabeth L. Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203 402-1624 elizabeth.gioia@prudential.com

May 2, 2024

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  Pruco Life Insurance Company of New Jersey (“Depositor”)
Pruco Life of New Jersey Flexible Premium Variable Annuity Account (“Registrant”)
Definitive Filings Pursuant to Rule 497(j)
Investment Company Act No. 811-07975
Registration Nos.:
333-131035	333-184892
333-162678	333-192702
333-184542	333-248527
333-184891	333-267234

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectus and Statement of Additional Information (“SAI”) included in each of the above-referenced Registration Statements, the form of Prospectus and SAI that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment to the Registration Statement and

2.
The text of the most recent post-effective amendments has been filed with the Commission electronically.

Very truly yours,

/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
Vice President, Corporate Counsel